Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Senex Energy Limited [Member]
Other Liabilities [Line Items]
Business combination liabilities assumed	₩ 56,325	₩ 71,248